Shareholder Report, Holdings (Details) - Fidelity Municipal Money Market Fund	Aug. 31, 2024
EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	78.30%
EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	42.10%
AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	32.00%
AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	15.70%
AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	5.30%
AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%